Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Description of Business

Description of Business

FireEye, Inc., with principal executive offices located in Milpitas, California, was incorporated as NetForts, Inc. on February 18, 2004, under the laws of the State of Delaware, and we changed our name to FireEye, Inc. on September 7, 2005.

FireEye, Inc. and its wholly owned subsidiaries (collectively, the “Company”, “we”, “us” or “our”) is a leader in stopping advanced cyber attacks that use advanced malware, zero-day exploits, and APT (“Advanced Persistent Threat”) tactics. Our solutions supplement traditional and next-generation firewalls, IPS (“Intrusion Prevention Systems”), anti-virus, and gateways, which cannot stop advanced threats, leaving security holes in networks. We offer a solution that detects and blocks attacks across both Web and email threat vectors as well as latent malware resident on file shares. Our solution addresses all stages of an attack lifecycle with a signature-less engine utilizing stateful attack analysis to detect zero-day threats.

In September 2013, we completed our initial public offering (“IPO”) in which we issued and sold 17,450,000 shares of common stock (inclusive of 2,275,000 shares of common stock from the full exercise of the over-allotment option granted to the underwriters) at a price of $20.00 per share. We received aggregate proceeds of $324.6 million from the sale of shares of common stock, net of underwriters’ discounts and commissions, but before deducting paid and unpaid offering expenses of approximately $3.3 million. Upon the closing of the initial public offering, all shares of our outstanding convertible preferred stock automatically converted into 74,221,533 shares of common stock.

We sell the majority of our products, subscriptions and services to end-customers through distributors, resellers, and strategic partners, with a lesser percentage of sales directly to end-customers.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The consolidated financial statements include the accounts of FireEye, Inc. and its wholly owned subsidiaries and have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Such management estimates include, but are not limited to, the best estimate of selling price for our products and services, commissions expense, future taxable income, contract manufacturer liabilities, litigation and settlement costs and other loss contingencies, fair value of our common and preferred stock, stock options and preferred stock warrant liability, and the purchase price allocation of acquired businesses. We base our estimates on historical experience and also on assumptions that we believe are reasonable. Changes in facts or circumstances may cause us to change our assumptions and estimates in future periods and it is possible that actual results could differ from current or revised future estimates.

Concentrations

Concentrations

Financial instruments that subject us to concentrations of credit risk consist primarily of cash, cash equivalents, and accounts receivable. We maintain a substantial portion of our cash and cash equivalents in money market funds invested in U.S. Treasury related obligations. Management believes that the financial institutions that hold our investments are financially sound and, accordingly, are subject to minimal credit risk. Deposits held with banks may exceed the amount of insurance provided on such deposits.

Our accounts receivables are primarily derived from our customers representing various geographical locations. We perform ongoing credit evaluations of our customers and generally do not require collateral on accounts receivable. We maintain an allowance for doubtful accounts for estimated potential credit losses.

Summarized below are individual customers whose revenue or account receivable balances were 10% or higher than the respective total consolidated amounts:

	Year Ended December 31,
	2011	2012	2013
Percentage of Revenue:
Accuvant	12%	10%	11%
Carahsoft Technology Corporation	*	*	11%

	At December 31,
	2012	2013
Percentage of Accounts Receivable:
Accuvant	14%	12%
Scalar Decisions	10%	*

*	Less than 10%

We rely primarily on a single contract manufacturer to assemble our products. In some cases we rely on sole suppliers for a certain number of our components.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The functional currency of our foreign subsidiaries is the U.S. dollar. We translate all monetary assets and liabilities denominated in foreign currencies into U.S. dollars using the exchange rates in effect at the balance sheet dates and other assets and liabilities using historical exchange rates.

Foreign currency denominated revenue and expenses have been re-measured using the average exchange rates in effect during each period. Foreign currency re-measurement gains and losses have been included in other income (expense) and have not been significant for the years ended December 31, 2011, 2012, and 2013.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments held at financial institutions, such as money market funds with original maturities of three months or less at date of purchase, to be cash equivalents.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, we consider the principal or most advantageous market in which to transact and the market-based risk. We apply fair value accounting for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The carrying amounts reported in the consolidated financial statements approximate the fair value for cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, due to their short-term nature. The carrying amount of our preferred stock warrant liability represents their fair value and the long term debt is stated at the carrying value as the stated interest rate approximates the market rate currently available to us.

Accounts Receivable

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts. The allowance for doubtful accounts is based on our assessment of the collectability of accounts. Management regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice, each partner’s expected ability to pay, and the collection history with each partner, when applicable, to determine whether a specific allowance is appropriate. Accounts receivable deemed uncollectible are charged against the allowance for doubtful accounts when identified. As of December 31, 2012 and 2013, the allowance for doubtful accounts was not significant.

Inventories

Inventories

Inventories are stated at lower of cost or market. Provisions have been made to reduce all slow-moving, obsolete or unusable inventories to their net realizable values. We purchase completed units from contract manufacturers. Accordingly, substantially all inventories are finished goods with an immaterial balance of replacement parts. As of December 31, 2012 and 2013, the provisions for excess and obsolete inventories were not significant.

Deferred Costs of Revenue

Deferred Costs of Revenue

Deferred cost of revenue consists of direct and incremental costs related to product revenue deferred in accordance with the Company’s revenue recognition policy. Deferred cost of revenue that will be realized within the succeeding 12 month period is classified as current and the remaining is classified as non-current.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally two to five years.

The estimated useful lives of property and equipment are described below:

Property and Equipment	Useful Life
Computer equipment and software	2 to 5 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Furniture and fixtures	5 years
Machinery and equipment	2 to 5 years

Demonstration Units

Demonstration Units

Product demonstration units are included in prepaid and other current assets on the consolidated balance sheets. Demonstration units are recorded at cost and are amortized over the estimated useful life from the date of transfer from inventory, generally 12 months. We generally do not resell units that have been used for demonstration purposes.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We evaluate events and changes in circumstances that could indicate carrying amounts of long-lived assets, may not be recoverable. When such events or changes in circumstances occur, we assess the recoverability of long-lived assets by determining whether or not the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future undiscounted cash flows is less than the carrying amount of an asset, we record an impairment charge for the amount by which the carrying amount of the assets exceeds the fair value of the asset. Through December 31, 2013 we have not written down any of our long-lived assets as a result of impairment.

Acquisitions

Acquisitions

We have accounted for all of our acquisitions using the purchase method as required under the provisions of FASB ASC 805, Business Combinations, or ASC 805. The total purchase price is allocated to the assets acquired and liabilities assumed based on fair values at the date of acquisition.

Acquisition and Goodwill

Goodwill

Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net tangible assets acquired. Goodwill is not amortized and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company has determined that it operates as one reporting unit and has selected December 1 as the date to perform its annual impairment test. In the valuation of its goodwill, the Company must make assumptions regarding estimated future cash flows to be derived from the Company. If these estimates or their related assumptions change in the future, the Company may be required to record impairment for these assets. The first step of the impairment test involves comparing the fair value of the reporting unit to its net book value, including goodwill. If the net book value exceeds its fair value, then the Company would perform the second step of the goodwill impairment test to determine the amount of the impairment loss. The impairment loss would be calculated by comparing the implied fair value of the Company to its net book value. In calculating the implied fair value of the Company’s goodwill, the fair value of the Company would be allocated to all of the other assets and liabilities based on their fair values. The excess of the fair value of the Company over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value. There was no impairment of goodwill recorded for the years ended December 31, 2011, 2012 and 2013.

Warranties

Warranties

We generally provide a one-year warranty on hardware. We do not accrue for potential warranty claims as a component of cost of product revenue as all product warranty claims are satisfied under our support and maintenance contracts.

Deferred Revenue

Deferred Revenue

Deferred revenue consists of amounts that have been invoiced but that have not been recognized as revenue. Deferred revenue that will be realized during the succeeding 12 month period is recorded as current, and the remaining deferred revenue is recorded as non-current.

Contract Manufacturer Liabilities

Contract Manufacturer Liabilities

We outsource most of our manufacturing, repair, and supply chain management operations to our independent contract manufacturers, and payments to such manufacturers are a significant portion of our product cost of revenue. Although we could be contractually obligated to purchase manufactured products, we generally do not own the manufactured products. Product title transfers from our independent contract manufacturers to us and to our partners upon shipment. Our independent contract manufacturers assemble our products using design specifications, quality assurance programs, and standards that we establish, and they procure components and assemble our products based on our demand forecasts. These forecasts represent our estimates of future demand for our products based upon historical trends and analysis from our sales and product management functions as adjusted for overall market conditions. If the actual component usage and product demand are significantly lower than forecast, we may accrue for costs for contractual manufacturing commitments in excess of our forecasted demand, including costs for excess components or for carrying costs incurred by our contract manufacturers. To date, we have not accrued any significant costs associated with this exposure.

Preferred Stock Warrant Liability

Preferred Stock Warrant Liability

The preferred stock warrant liability is measured and recognized in the financial statements at its fair value because the warrants contain anti-dilution provisions which require us to lower the exercise price of the warrants upon any future down-round financing. The fair value of the warrants is estimated using the Monte Carlo model at each reporting date. The change in fair value of the warrants is recognized in the consolidated statements of operations as other expense. We adjusted the liability quarterly for changes in fair value using a Monte Carlo model until the completion of the IPO in September 2013. Upon conversion of the underlying preferred stock to common stock, the related warrant liability was remeasured to fair value and the remaining liability was reclassified to additional paid-in capital.

Revenue Recognition

Revenue Recognition

We generate revenue from the sales of products, subscriptions, support and maintenance, and other services primarily through our indirect relationships with our partners as well as end customers through our direct sales force. Our products include operating system software that is integrated into the appliance hardware and is deemed essential to its functionality. As a result, we account for revenue in accordance with Accounting Standards Codification 605, Revenue Recognition, and all related interpretations as all our security appliance deliverables include proprietary operating system software, which together deliver the essential functionality of our products.

Revenue is recognized when all of the following criteria are met:

•	Persuasive Evidence of an Arrangement Exists. We rely upon non-cancelable sales agreements and purchase orders to determine the existence of an arrangement.

•	Delivery has Occurred. We use shipping documents or transmissions of service contract registration codes to verify delivery.

•	The Fee is Fixed or Determinable. We assess whether the fee is fixed or determinable based on the payment terms associated with the transaction.

•	Collectability is Reasonably Assured. We assess collectability based on credit analysis and payment history.

Our products include three principal security product families that address critical vectors of attack, including Web, email and file shares. Our Web Threat Prevention, File Threat Prevention, Forensic Analysis System and Central Management System appliance and subscription services qualify as separate units of accounting. Therefore, Web Threat Prevention, File Threat Prevention, Forensic Analysis System and Central Management System appliance product revenue is recognized at the time of shipment. However, our Email Threat Prevention cannot function without the use of our subscription services. As such, our Email Threat Prevention products and related services do not have stand-alone value and do not qualify as separate units of accounting. Therefore, Email Threat Prevention product revenue is recognized ratably over the longer of the contractual term of the subscription services or the estimated period the customer is expected to benefit from the product, provided that all other revenue recognition criteria have been met. Because we have only been selling our Email Threat Prevention since April 2011, we have a limited history with respect to subscription renewals for such product. As a result, revenue from all Email Threat Prevention products sold by us through December 31, 2013 has been recognized ratably over the contractual term of the subscription services.

At the time of shipment, product revenue meets the criteria for fixed or determinable fees. In addition, payment from our partners is not contingent on the partners, collection from their end-customers. Our partners do not stock products and do not have any stock rotation rights. We recognize subscription and support and maintenance service revenue ratably over the contractual service period, which is typically one or three years. Other services revenue is recognized as the services are rendered and has not been significant to date.

Most of our arrangements, other than renewals of subscriptions and support and maintenance services, are multiple-element arrangements with a combination of product, subscriptions, support and maintenance, and other services. For multiple-element arrangements, we allocate revenue to each unit of accounting based on an estimated selling price at the arrangement inception. The estimated selling price for each element is based upon the following hierarchy: vendor-specific objective evidence (“VSOE”) of selling price, if available, third-party evidence (“TPE”) of selling price, if VSOE of selling price is not available, or best estimate of selling price (“BESP”), if neither VSOE of selling price nor TPE of selling price are available. The total arrangement consideration is allocated to each separate unit of accounting using the relative estimated selling prices of each unit based on the aforementioned selling price hierarchy. We limit the amount of revenue recognized for delivered elements to an amount that is not contingent upon future delivery of additional products or services or meeting of any specified performance conditions.

To determine the estimated selling price in multiple-element arrangements, we seek to establish VSOE of selling price using the prices charged for a deliverable when sold separately and, for subscriptions and support and maintenance, based on the renewal rates and discounts offered to partners. If VSOE of selling price cannot be established for a deliverable, we seek to establish TPE of selling price by evaluating similar and interchangeable competitor products or services in standalone arrangements with similarly situated partners. However, as our products contain a significant element of proprietary technology and offer substantially different features and functionality from our competitors, we are unable to obtain comparable pricing of our competitors’ products with similar functionality on a standalone basis. Therefore, we have not been able to obtain reliable evidence of TPE of selling price. If neither VSOE nor TPE of selling price can be established for a deliverable, we establish BESP primarily based on historical transaction pricing. Historical transactions are segregated based on our pricing model and our go-to-market strategy, which include factors such as type of sales channel (reseller, distributor, or end-customer), the geographies in which our products and services were sold (domestic or international), offering type (products, subscriptions or services), and whether or not the opportunity was identified by our sales force or by our partners. In analyzing historical transaction pricing, we evaluate whether a majority of the prices charged for a product, as represented by a percentage of list price, fall within a reasonable range. To further support the best estimate of selling price as determined by the historical transaction pricing or when such information is unavailable, such as when there are limited sales of a new product, we consider the same factors we have established through our pricing model and go-to-market strategy. The determination of BESP is made through consultation with and approval by our management. We have established the estimated selling price of all of our deliverables using BESP.

Shipping charges billed to partners are included in revenue and related costs are included in cost of revenue. Sales commissions and other incremental costs to acquire contracts are also expensed as incurred and are recorded in sales and marketing expense. After receipt of a partner order, any amounts billed in excess of revenue recognized are recorded as deferred revenue.

Advertising Costs

Advertising Costs

Advertising costs, which are expensed and included in sales and marketing expense when incurred, were $171,000, $1.1 million and $766,000 during the years ended December 31, 2011, 2012 and 2013, respectively.

Software Development Costs

Software Development Costs

The costs to develop software have not been capitalized as we believe our current software development process is essentially completed concurrent with the establishment of technological feasibility. As such, all software development costs are expensed as incurred and included in research and development expense on the consolidated statements of operations.

Stock-Based Compensation

Stock-Based Compensation

Compensation expense related to stock-based transactions, including employee and non-employee director awards and our 2013 Employee Stock Purchase Plan (the “ESPP”), is measured and recognized in the financial statements based on fair value. The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model and a single option award approach. This model requires that at the date of grant we determine the fair value of the underlying common stock, the expected term of the award, the expected volatility of the price of our common stock, risk-free interest rates, and expected dividend yield of our common stock. The stock-based compensation expense, net of forfeitures, is recognized using a straight-line basis over the requisite service periods of the awards, which is generally four years. We estimate a forfeiture rate to calculate the stock-based compensation for our awards. Our forfeiture rate is based on an analysis of our actual historical forfeitures.

We account for stock options issued to nonemployees based on the fair value of the awards determined using the Black-Scholes option-pricing model. The fair value of stock options granted to nonemployees is remeasured as the stock options vest, and the resulting change in value, if any, is recognized in the statement of operations during the period the related services are rendered.

Income Taxes

Income Taxes

We account for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. In addition, deferred tax assets are recorded for the future benefit of utilizing net operating losses and research and development credit carryforwards. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.

We apply the authoritative accounting guidance prescribing a threshold and measurement attribute for the financial recognition and measurement of a tax position taken or expected to be taken in a tax return. We recognize liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires us to estimate and measure the tax liability as the largest amount that is more likely than not to be realized upon ultimate settlement. We recognize interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statements of Operations. Accrued interest and penalties are included within other long-term liabilities in the Consolidated Balance Sheets.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

We calculate our basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. Under the two-class method, in periods when the Company has net income, net income attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock non-cumulative dividends, between common stock and the convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. The Company’s basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, options to purchase common stock and convertible preferred stock warrants are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board, (“FASB”) issued authoritative guidance that addresses the presentation of comprehensive income for annual reporting of financial statements was issued. The guidance is intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. Such changes in the stockholders’ equity will be required to be disclosed in either a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance is effective for fiscal years beginning after December 15, 2011, and should be applied retrospectively for all periods presented. Early adoption is permitted. This new guidance impacts how the Company reports comprehensive income, and did not have any effect on the Company’s results of operations, financial position or liquidity upon its required adoption on January 1, 2012.

Additionally, in May 2011, updated authoritative guidance to amend existing requirements for fair value measurements and disclosures was issued. The guidance expands the disclosure requirements around fair value measurements categorized in Level 3 of the fair value hierarchy and requires disclosure of the level in the fair value hierarchy of items that are not measured at fair value but whose fair value must be disclosed. It also clarifies and expands upon existing requirements for fair value measurements of financial assets and liabilities as well as instruments classified in stockholders’ equity. The guidance was effective for the year ended December 31, 2012 and was applied prospectively. This new guidance impacts how the Company reports on fair value measurements only, and had no effect on the Company’s results of operations, financial position or liquidity upon the Company’s adoption on January 1, 2012.

In February 2013, the FASB issued guidance which addresses the presentation of amounts reclassified from accumulated other comprehensive income. This guidance does not change current financial reporting requirements, instead an entity is required to cross-reference to other required disclosures that provide additional detail about amounts reclassified out of accumulated other comprehensive income. In addition, the guidance requires an entity to present significant amounts reclassified out of accumulated other comprehensive income by line item of net income if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. Adoption of this standard is required for periods beginning after December 15, 2012 for public companies. This new guidance impacts how the Company reports comprehensive income and has had no effect on the Company’s results of operations, financial position or liquidity for the year ended December 31, 2013.